SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss Per Common Share (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020
Net loss				$ (6,321,195)
Less: Income attributable to ordinary shares subject to possible redemption				(39,725)
Adjusted net loss				$ (6,360,920)
Weighted average shares outstanding, basic and diluted				10,111,790
Basic and diluted net loss per ordinary share				$ (0.63)
Social Capital Member
Net loss	$ (21,631)	$ (6,043,293)	$ (277,902)	$ (6,321,195)
Less: Income attributable to ordinary shares subject to possible redemption		(15,332)		$ (39,725)
Adjusted net loss		$ (6,058,625)
Weighted average shares outstanding, basic and diluted	1,000	12,179,587		10,111,790
Basic and diluted net loss per ordinary share	$ (21,631)	$ (0.50)		$ (0.63)